UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Commodity Securities Fund

	Shares	Value ($)

Common Stocks 44.4%
Argentina 0.5%
Tenaris SA (ADR) (Cost $1,769,031)	43,900	2,188,415
Australia 1.8%
BHP Billiton Ltd.	181,400	5,959,963
Rio Tinto Ltd.	20,485	2,290,806

(Cost $5,122,373)		8,250,769
Bermuda 1.2%
Aquarius Platinum Ltd. (a)	91,540	1,420,107
Aquarius Platinum Ltd. (a)	121,477	1,796,996
Nabors Industries Ltd.*	63,600	2,147,772

(Cost $4,489,248)		5,364,875

Brazil 0.4%
Companhia Vale do Rio Doce (ADR) (Cost $1,646,138)	49,900	1,728,536
Canada 5.8%
Agrium, Inc.	57,500	3,571,728
Enbridge, Inc.	96,800	3,991,957
EnCana Corp.	59,500	4,533,002
Kinross Gold Corp.	138,000	3,078,767
Potash Corp. of Saskatchewan, Inc.	23,000	3,573,968
Suncor Energy, Inc.	52,712	5,094,832
Trican Well Service Ltd.	50,900	1,065,654
Uranium Participation Corp.*	106,900	994,588

(Cost $20,495,916)		25,904,496
China 0.3%
Yingli Green Energy Holding Co., Ltd. (ADR)* (Cost $1,590,310)	64,400	1,101,240
Finland 0.5%
Stora Enso Oyj "R" (Cost $3,567,715)	209,600	2,421,323
France 1.4%
Lafarge SA	14,626	2,546,768
Total SA	48,102	3,576,815

(Cost $5,708,218)		6,123,583
Germany 0.5%
Wacker Chemie AG (Cost $2,278,432)	11,000	2,251,191
Luxembourg 0.8%
ArcelorMittal (Cost $2,778,236)	42,485	3,479,531
Netherlands 1.8%
Royal Dutch Shell PLC "A"	98,540	3,399,681
Royal Dutch Shell PLC "B"	67,211	2,262,332
SBM Offshore NV	74,650	2,407,373

(Cost $8,846,002)		8,069,386
Norway 0.7%
StatoilHydro ASA (ADR) (Cost $2,860,973)	108,350	3,236,414
Russia 0.8%
Gazprom (ADR) (a)	16,309	831,759
Gazprom (ADR) (a)	57,362	2,927,750

(Cost $3,102,814)		3,759,509
Spain 0.2%
Gamesa Corporacion Tecnologica SA (Cost $1,061,617)	23,100	1,053,957
Sweden 0.5%
SSAB Svenskt Stal AB "A" (Cost $2,444,335)	78,900	2,222,491
United Kingdom 4.9%
Anglo American PLC	36,787	2,210,124
BG Group PLC	228,082	5,281,881
BHP Billiton PLC	130,199	3,861,968
BP PLC	449,645	4,552,808
Rio Tinto PLC	56,642	5,880,973

(Cost $17,221,134)		21,787,754

United States 22.3%
Air Products & Chemicals, Inc.	35,320	3,249,440
Alcoa, Inc.	78,100	2,816,286
Apache Corp.	32,150	3,884,363
Archer-Daniels-Midland Co.	23,200	954,912
Cameron International Corp.*	43,500	1,811,340
Chevron Corp.	38,800	3,311,968
Cleveland-Cliffs, Inc.	9,500	1,138,290
Commercial Metals Co.	42,021	1,259,369
Dow Chemical Co.	74,100	2,730,585
ExxonMobil Corp.	168,010	14,210,286
First Solar, Inc.*	6,400	1,479,296
Freeport-McMoRan Copper & Gold, Inc.	49,500	4,762,890
Frontier Oil Corp.	44,000	1,199,440
Holly Corp.	29,100	1,263,231
Marathon Oil Corp.	60,300	2,749,680
Martin Marietta Materials, Inc.	11,090	1,177,425
Monsanto Co.	71,408	7,961,992
Nucor Corp.	32,250	2,184,615
Occidental Petroleum Corp.	59,550	4,357,274
Owens-Illinois, Inc.*	40,230	2,270,179
Packaging Corp. of America	56,200	1,254,946
Pactiv Corp.*	67,900	1,779,659
Peabody Energy Corp.	39,916	2,035,716
PPG Industries, Inc.	34,150	2,066,417
Praxair, Inc.	45,310	3,816,461
Schlumberger Ltd.	59,540	5,179,980
Steel Dynamics, Inc.	64,200	2,121,168
TETRA Technologies, Inc.*	60,800	963,072
The Mosaic Co.*	18,600	1,908,360
Transocean, Inc.*	18,400	2,487,680
Ultra Petroleum Corp.*	21,700	1,681,750
Valero Energy Corp.	44,500	2,185,395
Weyerhaeuser Co.	42,060	2,735,582
XTO Energy, Inc.	77,825	4,814,255

(Cost $79,585,049)		99,803,302

Total Common Stocks (Cost $164,567,541)		198,746,772
Exchange Traded Funds 1.1%
streetTRACKS Gold Trust* (Cost $2,552,577)	52,842	4,775,860
	Principal Amount ($)	Value ($)

Commodities Linked/Structured Notes 47.2%
Barclays S&P GSCI Structured Note, 144A, 2.603%, 5/14/2008 (b)	5,000,000	7,185,190
Barclays S&P GSCI Structured Note, 144A, 2.603%, 7/8/2008 (b)	8,000,000	11,109,072
Barclays S&P GSCI Structured Note, 144A, 2.603%, 1/22/2009 (b)	36,100,000	39,385,028
Lehman S&P GSCI Structured Note, 144A, 2.433%, 10/23/2008 (b)	12,700,000	15,208,250
Merrill Lynch & Co., Inc. MLCX Structured Note, 144A, 2.709%, 2/23/2009 (c)	41,700,000	45,074,781
UBS S&P GSCI Structured Note, 144A, 2.583%, 11/12/2008 (b)	42,000,000	47,372,220
UBS S&P GSCI Structured Note, 144A, 2.583%, 12/8/2008 (b)	39,700,000	45,657,779

Total Commodities Linked/Structured Notes (Cost $185,200,000)		210,992,320

Government & Agency Obligation 0.4%
US Treasury Obligation
US Treasury Bill, 3.03% **, 4/17/2008 (d) (Cost $1,751,638)					1,754,000
Cash Equivalents 7.4%
Cash Management QP Trust, 2.84% (e) (Cost $33,060,394)				33,060,394	33,060,394
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $387,132,150) †				100.5	449,328,411
Other Assets and Liabilities, Net				(0.5)	(2,309,096)

Net Assets				100.0	447,019,315

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $387,629,350. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $61,699,061. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $68,885,242 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,186,181.

(a)				Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)

Security is linked to the S&P Goldman Sachs Commodity Index (S&P GSCI). The index is a composite of commodity sector returns, representing an unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(c)

Security is linked to the Merrill Lynch Commodity index eXtra (MLCX). The index is a composite of commodity sector returns, representing an unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(d)				At March 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts
(e)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
MLCX: Merrill Lynch Commodity Index
S&P GSCI: S&P Goldman Sachs Commodity Index

As of March 31, 2008, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)
S&P Goldman Sachs Commodity Index	4/15/2008	138	24,737,089	23,011,500	(1,725,589)

As of March 31, 2008, the DWS Commodities Securities Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common Stocks

Energy	99,633,875	50.1%
Materials	93,528,904	47.1%
Industrials	3,634,493	1.8%
Financials	994,588	0.5%
Consumer Staples	954,912	0.5%
Total Common Stocks	198,746,772	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Commodity Securities Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Commodity Securities Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 14, 2008